Long-term-Payable - Additional Information (Detail)		12 Months Ended
	Dec. 21, 2018 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)	Dec. 21, 2018 USD ($)	Sep. 30, 2016 CAD ($)	Sep. 30, 2016 USD ($)
Noncurrent Payables [Line Items]
Intangible assets		$ 32,606,969	$ 25,518,287			$ 850,000
Intangible assets fair value					$ 935,804
Royalty fee payable		$ 418,660	376,940
Royalty agreement term		8 years
Sales		$ 46,809,842	29,577,804
Lonza Agreement
Noncurrent Payables [Line Items]
Intangible assets	$ 2,718,208
Description of payment terms		In connection with these new agreements, Neptune must pay royalties based on sales, using this specialty ingredient. Minimum annual volumes must be reached for the duration of the agreement of 8 years
Royalty agreement term	5 years
Upfront payment	$ 1,768,260			$ 1,300,000
Minimum commitments payments	147,000
Present value of future royalty payments at the time of initial recognition	$ 802,948
Intangible asset amortization period	31 months
Short term payables, write-offs			570,000
Long term payables, write-offs			448,554
Penalty fee for late commercialization		$ 0	158,064
Lonza Agreement | Trade and Other Payables Related to Variable Royalties
Noncurrent Payables [Line Items]
Sales		50,235
Ingenutra Inc. and SCF Pharma Inc.
Noncurrent Payables [Line Items]
Short term payables		$ 119,617	362,266
Long term payables			$ 106,886